Initial Public Offering (Details Narrative) - COLUMBUS CIRCLE CAPITAL CORP I [Member] - $ / shares		6 Months Ended	9 Months Ended
	May 19, 2025	Dec. 31, 2024	Sep. 30, 2025
Warrant [Member]
Purchase of warrants			0.01
Warrants expiry term	5 years
Common Class A [Member]
Number of units issued	1	1
Price per share	$ 11.50
Number of ordinary shares.	1
Purchase of warrants			1
IPO [Member]
Number of units issued	25,000,000
Price per share	$ 10.00
IPO [Member] | Warrant [Member]
Warrant exercisable days	30 days
IPO [Member] | Common Class A [Member] | Warrant [Member]
Purchase of warrants	1
Over-Allotment Option [Member]
Number of units issued	3,000,000	23,000,000
Private Placement [Member]
Number of units issued			705,000
Price per share		$ 10.00	$ 10.00
Private Placement [Member] | Common Class A [Member]
Number of units issued			1
Price per share			$ 11.50
Number of ordinary shares.			1